Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Equity Income Fund
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	trpeif_SupplementTextBlock	T. Rowe Price Equity Income Fund

T. Rowe Price Equity Income Fund–Advisor Class

T. Rowe Price Equity Income Fund–R Class

Supplement to Prospectuses and Summary Prospectuses Dated May 1, 2013

The following information amends the summary prospectus and prospectus, each dated May 1, 2013, and supersedes the supplement dated September 4, 2013.

On October 22, 2013, the Equity Income Fund's shareholders approved the proposed amendment to the fund's investment objective. Accordingly, the investment objective is revised as follows:

The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
In connection with the investment objective change, the first paragraph under "Principal Investment Strategies" is revised as follows:
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in common stocks, with an emphasis on large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued.

In addition, the first sentence of the fourth paragraph under "Principal Investment Strategies" is replaced with the following:

The fund generally seeks investments in large-capitalization companies and the fund's yield, which reflects the level of dividends paid by the fund, is expected to normally exceed the yield of the S&P 500 Stock Index.

T. Rowe Price Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpeif_SupplementTextBlock	T. Rowe Price Equity Income Fund

T. Rowe Price Equity Income Fund–Advisor Class

T. Rowe Price Equity Income Fund–R Class

Supplement to Prospectuses and Summary Prospectuses Dated May 1, 2013

The following information amends the summary prospectus and prospectus, each dated May 1, 2013, and supersedes the supplement dated September 4, 2013.

On October 22, 2013, the Equity Income Fund's shareholders approved the proposed amendment to the fund's investment objective. Accordingly, the investment objective is revised as follows:

The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
In connection with the investment objective change, the first paragraph under "Principal Investment Strategies" is revised as follows:
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in common stocks, with an emphasis on large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued.

In addition, the first sentence of the fourth paragraph under "Principal Investment Strategies" is replaced with the following:

The fund generally seeks investments in large-capitalization companies and the fund's yield, which reflects the level of dividends paid by the fund, is expected to normally exceed the yield of the S&P 500 Stock Index.